Average Annual Total Returns - Small Company Growth Portfolio	Small Company Growth Portfolio 1 Year	Small Company Growth Portfolio 5 Years	Small Company Growth Portfolio 10 Years	Russell 2500 Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 2500 Growth Index (reflects no deduction for fees or expenses) 5 Years	Russell 2500 Growth Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	23.18%	15.74%	13.53%	40.47%	18.68%	15.00%	20.79%	15.36%	13.74%